Annual Total Returns - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIP Freedom Lifetime Income II Portfolio - VIP Freedom Lifetime Income II Portfolio
Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	5.06%
Annual Return 2015	(0.23%)
Annual Return 2016	5.90%
Annual Return 2017	12.29%
Annual Return 2018	(3.96%)
Annual Return 2019	16.58%
Annual Return 2020	12.78%
Annual Return 2021	6.27%
Annual Return 2022	(13.83%)
Annual Return 2023	9.80%